Property, Plant and Equipment (Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Original cost	$ 84,070	$ 86,734
Depreciation and amortization	5,026	5,283	$ 4,576
Property, Plant and Equipment, Net	48,336	50,507
Subsidiaries GECC [Member]
Property, Plant and Equipment [Line Items]
Original cost	47,981	48,904
Impairment of Long-Lived Assets Held-for-use	445	732
Amortization of Leased Asset	2,386	2,693	$ 2,127
Property, Plant and Equipment, Net	31,519	33,287
Equipment Leased to Other Party [Member]
Property, Plant and Equipment [Line Items]
Original cost	731	371
Accumulated depreciation and amortization	60	52
Equipment Leased to Other Party [Member] | Subsidiaries GECC [Member]
Property, Plant and Equipment [Line Items]
Original cost	1,197	1,353
Property, Plant and Equipment, Net	$ 407	$ 414